American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
July 31, 2023

Sustainable Equity - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.0%
Lockheed Martin Corp.	103,865	46,362,220
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	208,793	39,071,434
Automobile Components — 0.8%
Aptiv PLC(1)	347,167	38,011,315
Automobiles — 1.3%
Tesla, Inc.(1)	212,318	56,780,203
Banks — 3.1%
Bank of America Corp.	1,277,011	40,864,352
JPMorgan Chase & Co.	444,211	70,167,570
Regions Financial Corp.	1,479,709	30,141,672
		141,173,594
Beverages — 1.6%
PepsiCo, Inc.	371,303	69,604,460
Biotechnology — 2.2%
AbbVie, Inc.	348,921	52,191,603
Amgen, Inc.	117,354	27,478,439
Vertex Pharmaceuticals, Inc.(1)	49,084	17,294,257
		96,964,299
Broadline Retail — 2.5%
Amazon.com, Inc.(1)	839,726	112,254,572
Building Products — 1.6%
Johnson Controls International PLC	723,941	50,350,097
Masco Corp.	367,828	22,319,803
		72,669,900
Capital Markets — 4.3%
Ameriprise Financial, Inc.	80,884	28,184,030
BlackRock, Inc.	46,365	34,256,780
Charles Schwab Corp.	172,824	11,423,666
Intercontinental Exchange, Inc.	190,266	21,842,537
Morgan Stanley	774,242	70,889,598
S&P Global, Inc.	65,990	26,033,715
		192,630,326
Chemicals — 2.3%
Air Products & Chemicals, Inc.	80,378	24,541,815
Ecolab, Inc.	106,648	19,531,515
Linde PLC	153,313	59,894,789
		103,968,119
Communications Equipment — 1.2%
Cisco Systems, Inc.	1,014,511	52,795,152
Consumer Finance — 0.5%
American Express Co.	143,092	24,165,377
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	51,030	28,610,990
Kroger Co.	576,170	28,024,909
Sysco Corp.	574,584	43,846,505
Target Corp.	225,702	30,801,552
		131,283,956
Containers and Packaging — 0.5%
Ball Corp.	376,767	22,112,455

Distributors — 0.6%
LKQ Corp.	509,294	27,904,218
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	1,368,676	46,644,478
Electric Utilities — 1.7%
NextEra Energy, Inc.	1,051,447	77,071,065
Electrical Equipment — 1.1%
Eaton Corp. PLC	202,355	41,547,529
Generac Holdings, Inc.(1)	46,247	7,108,164
		48,655,693
Electronic Equipment, Instruments and Components — 1.6%
CDW Corp.	206,762	38,678,967
Keysight Technologies, Inc.(1)	219,113	35,294,722
		73,973,689
Energy Equipment and Services — 1.5%
Schlumberger NV	1,115,624	65,085,504
Entertainment — 1.0%
Electronic Arts, Inc.	126,219	17,209,961
Liberty Media Corp.-Liberty Formula One, Class C(1)	135,842	9,862,129
Walt Disney Co.(1)	215,042	19,115,083
		46,187,173
Financial Services — 2.9%
Mastercard, Inc., Class A	131,678	51,918,002
Visa, Inc., Class A	327,410	77,835,179
		129,753,181
Food Products — 0.8%
Mondelez International, Inc., Class A	485,645	36,000,864
Ground Transportation — 1.1%
Norfolk Southern Corp.	95,734	22,362,505
Uber Technologies, Inc.(1)	256,868	12,704,691
Union Pacific Corp.	61,339	14,231,875
		49,299,071
Health Care Equipment and Supplies — 0.6%
Intuitive Surgical, Inc.(1)	53,963	17,505,597
ResMed, Inc.	36,090	8,024,612
		25,530,209
Health Care Providers and Services — 4.5%
Cigna Group	209,647	61,866,830
CVS Health Corp.	481,032	35,928,280
Humana, Inc.	41,651	19,027,426
UnitedHealth Group, Inc.	170,763	86,469,260
		203,291,796
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(1)	82,132	12,499,669
Chipotle Mexican Grill, Inc.(1)	5,174	10,152,837
Starbucks Corp.	226,286	22,983,869
		45,636,375
Household Products — 1.3%
Colgate-Palmolive Co.	224,324	17,106,948
Procter & Gamble Co.	270,902	42,341,983
		59,448,931
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	180,246	34,991,156
Industrial REITs — 1.7%
Prologis, Inc.	607,990	75,846,753

Insurance — 2.1%
Marsh & McLennan Cos., Inc.	180,031	33,921,441
Prudential Financial, Inc.	283,322	27,337,740
Travelers Cos., Inc.	200,517	34,611,239
		95,870,420
Interactive Media and Services — 6.2%
Alphabet, Inc., Class A(1)	1,470,060	195,106,363
Meta Platforms, Inc., Class A(1)	257,714	82,107,681
		277,214,044
IT Services — 1.9%
Accenture PLC, Class A	152,583	48,269,632
International Business Machines Corp.	259,791	37,456,666
		85,726,298
Life Sciences Tools and Services — 2.6%
Agilent Technologies, Inc.	291,294	35,470,870
Danaher Corp.	148,415	37,854,730
Thermo Fisher Scientific, Inc.	75,216	41,268,011
		114,593,611
Machinery — 2.4%
Cummins, Inc.	139,140	36,287,712
Deere & Co.	57,524	24,712,311
Parker-Hannifin Corp.	58,396	23,942,944
Xylem, Inc.	182,235	20,546,996
		105,489,963
Oil, Gas and Consumable Fuels — 2.9%
ConocoPhillips	582,130	68,528,344
EOG Resources, Inc.	468,431	62,081,160
		130,609,504
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	740,414	46,046,347
Eli Lilly & Co.	44,473	20,215,202
Merck & Co., Inc.	371,141	39,582,188
Novo Nordisk A/S, B Shares	158,388	25,540,412
Zoetis, Inc.	194,627	36,607,392
		167,991,541
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	323,904	37,054,618
Analog Devices, Inc.	232,591	46,408,882
Applied Materials, Inc.	385,425	58,426,576
ASML Holding NV	41,047	29,400,685
GLOBALFOUNDRIES, Inc.(1)	157,770	10,048,371
NVIDIA Corp.	333,132	155,669,252
		337,008,384
Software — 10.4%
Adobe, Inc.(1)	27,083	14,791,922
Cadence Design Systems, Inc.(1)	100,484	23,514,261
Microsoft Corp.	1,055,967	354,720,435
Salesforce, Inc.(1)	211,914	47,682,769
ServiceNow, Inc.(1)	18,544	10,811,152
Workday, Inc., Class A(1)	66,835	15,848,583
		467,369,122
Specialized REITs — 0.6%
Equinix, Inc.	32,808	26,571,855
Specialty Retail — 3.3%
CarMax, Inc.(1)	131,643	10,875,028

Home Depot, Inc.	233,201	77,851,822
TJX Cos., Inc.	514,124	44,487,150
Tractor Supply Co.	72,701	16,284,297
		149,498,297
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	1,199,751	235,691,084
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	40,463	21,999,328
TOTAL COMMON STOCKS (Cost $3,079,085,429)		4,460,800,989
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,266	45,266
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $5,849,324), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $5,725,275)		5,724,437
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/51, valued at $26,553,717), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $26,036,818)		26,033,000
		31,757,437
TOTAL SHORT-TERM INVESTMENTS (Cost $31,802,703)		31,802,703
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,110,888,132)		4,492,603,692
OTHER ASSETS AND LIABILITIES — 0.1%		3,884,498
TOTAL NET ASSETS — 100.0%		$4,496,488,190

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,135,568	USD	1,250,863	Bank of America N.A.	9/29/23	$1,235
EUR	708,949	USD	797,809	Bank of America N.A.	9/29/23	(16,109)
EUR	583,885	USD	651,368	Morgan Stanley	9/29/23	(7,566)
EUR	1,109,500	USD	1,237,671	Morgan Stanley	9/29/23	(14,316)
USD	6,404,979	EUR	5,837,690	Bank of America N.A.	9/29/23	(31,759)
USD	12,422,325	EUR	11,332,584	JPMorgan Chase Bank N.A.	9/29/23	(73,178)
USD	918,042	EUR	814,239	JPMorgan Chase Bank N.A.	9/29/23	20,248
USD	866,502	EUR	768,613	JPMorgan Chase Bank N.A.	9/29/23	19,015
USD	6,405,452	EUR	5,837,689	Morgan Stanley	9/29/23	(31,286)
USD	638,281	EUR	582,346	Morgan Stanley	9/29/23	(3,824)
USD	1,261,851	EUR	1,140,901	Morgan Stanley	9/29/23	3,873
						$(133,667)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	86	September 2023	$19,842,350	$39,486
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,405,859,892	$54,941,097	—
Short-Term Investments	45,266	31,757,437	—
	$4,405,905,158	$86,698,534	—
Other Financial Instruments
Futures Contracts	$39,486	—	—
Forward Foreign Currency Exchange Contracts	—	$44,371	—
	$39,486	$44,371	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$178,038	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.